Real Estate - FP Land LLC (Tables) (FP Land LLC, predecessor business)	12 Months Ended
Dec. 31, 2013
Cottonwood Farms
Real Estate
Schedule of purchase price allocation of assets and liabilities acquired

Farm name	Date acquired	Total acres (unaudited)	Land	Irrigation improvements	Grain facilities	Fair value of debt assumed	Property tax liability and accrued interest assumed	Value of equity interests exchanged
Matulka	1/1/12	242	$1,881,333	$54,667	$—	$(150,000)	$(13,166)	$1,772,834
Stanbra/Zeller	1/1/12	181	1,538,500	—	—	(150,000)	(9,345)	1,379,155
Grain facility	1/1/12	—	—	—	408,426	—		408,426

			$3,419,833	$54,667	$408,426	$(300,000)	$(22,511)	$3,560,415

Other Real Estate Acquisitions
Real Estate
Schedule of purchase price allocation of assets and liabilities acquired

        Year ended December 31, 2013:

Farm name	Date acquired	Total acres (unaudited)	Location	Land	Irrigation improvements	Total purchase price
Smith	6/26/2013	99.54	McDonough County, IL	$1,147,188	$—	$1,147,188

        Year ended December 31,2012:

Farm name	Date acquired	Total acres (unaudited)	Location	Land	Irrigation improvements	Total purchase price
Kelly	6/29/12	75	Butler County, NE	$742,097	$—	$742,097
Zeagers	12/26/12	120	Butler County, NE	1,109,000	40,000	1,149,000
Beckerdite	2/12/12	120	Schuyler County, IL	990,516	—	990,516
McFadden SC	10/8/12	34	Schuyler County, IL	251,748	—	251,748
McFadden MD	10/8/12	107	McDonough County, IL	609,933	—	609,933
Symond	12/21/12	200	Mason County, IL	1,700,000	—	1,700,000	(1)

				$5,403,294	$40,000	$5,443,294
					less escrow applied	(97,679)

						$5,345,615
(1)
The consideration paid for the Symond farm consisted of $166,155 in cash and $1,533,845 in seller financing.

Real estate acquisitions, 2013 and 2012
Real Estate
Schedule of unaudited pro forma financial information
	Year ended
Proforma (unaudited)	December 31, 2013	December 31, 2012
Total revenue	$2,364,175	$2,333,600
Net income	35,431	652,671